Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	true
Amendment Description
This Amendment No. 1 to our annual report on Form 20-F/A (the "Amendment") amends our Form 20-F for the fiscal year ended December 31, 2011 filed with the Securities and Exchange Commission (the "Commission") on March 29, 2012 (the "Form 20-F"). This Amendment is being filed in response to comments received from the staff of the Securities and Exchange Commission in order to amend the following sections of the Form 20-F: (i) Item 3.D. ("Risk Factors - Risks Related to Our Business and Industry"), (ii) Item 8.A. ("Financial Information - Consolidated Statements and Other Financial Information"), and (iii) adding Note 2(v) and amending Note 15(c) to the Consolidated Financial Statements as of December 31, 2011.

Other than as described above, this Amendment does not amend, update or restate any other information or disclosure included in the Form 20-F. This Amendment does not reflect any events that have occurred after the date of the initial filing of the Form 20-F, and as a result, our Annual Report on Form 20-F for the fiscal year ended December 31, 2011, as amended by this Amendment, continues to speak as of the initial filing date of the Form 20-F, except for the officer certifications and accountant consent which speak as of the filing date of the Amendment.

Document Period End Date	Dec. 31, 2011
Entity Registrant Name	Syneron Medical Ltd.
Entity Central Index Key	0001291361
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	35,328,771
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No